Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)
............... 306,530 $ 59,810,134
BWX Technologies, Inc. .............. 68,496 4,902,259
HEICO Corp. ..................... 179,096 31,689,246
HEICO Corp., Class A ................ 317,172 44,594,383
Spirit AeroSystems Holdings, Inc., Class A .. 47,228 1,378,585
TransDigm Group, Inc. ............... 39,046 34,913,762
177,288,369
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 394,574 37,228,057
Expeditors International of Washington, Inc.
(b)
91,117 11,037,002
48,265,059
Banks — 0.5%
First Citizens BancShares , Inc., Class A .... 5,188 6,658,539
NU Holdings Ltd., Class A
(a)(b)
........... 6,963,892 54,945,108
61,603,647
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
38,514 11,879,258
Brown-Forman Corp., Class A
(b)
......... 170,478 11,604,438
Brown-Forman Corp., Class B, NVS ...... 643,340 42,962,245
Celsius Holdings, Inc.
(a)
............... 239,548 35,738,166
102,184,107
Biotechnology — 4.7%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
......... 438,095 83,211,764
Apellis Pharmaceuticals, Inc. ........... 439,313 40,021,414
BioMarin Pharmaceutical, Inc. .......... 96,918 8,400,852
Exact Sciences Corp.
(b)
............... 273,255 25,658,645
Exelixis , Inc. ...................... 1,038,529 19,846,289
Horizon Therapeutics plc .............. 872,625 89,749,481
Incyte Corp. ...................... 599,438 37,315,016
Ionis Pharmaceuticals, Inc.
(b)
........... 541,087 22,200,800
Karuna Therapeutics, Inc. ............. 140,046 30,368,975
Natera , Inc. ....................... 456,678 22,221,952
Neurocrine Biosciences, Inc. ........... 425,791 40,152,091
Roivant Sciences Ltd. ................ 1,012,716 10,208,177
Sarepta Therapeutics, Inc. ............. 394,076 45,129,584
Seagen , Inc. ...................... 617,716 118,885,621
Ultragenyx Pharmaceutical, Inc.
(b)
........ 299,263 13,805,002
607,175,663
Broadline Retail — 0.9%
Coupang , Inc., Class A
(a)
.............. 4,828,783 84,020,824
eBay, Inc. ........................ 145,468 6,500,965
Etsy, Inc.
(a)(b)
...................... 303,515 25,680,404
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 86,807 5,028,730
121,230,923
Building Products — 1.3%
Advanced Drainage Systems, Inc.
(b)
...... 274,428 31,224,418
Allegion plc ....................... 357,635 42,923,353
AO Smith Corp. .................... 57,628 4,194,166
Armstrong World Industries, Inc. ......... 57,362 4,213,812
Trane Technologies plc ............... 296,116 56,635,146
Trex Co., Inc.
(a)(b)
................... 478,593 31,376,557
170,567,452
Capital Markets — 4.4%
Ameriprise Financial, Inc. ............. 463,418 153,928,923
Ares Management Corp., Class A ........ 706,221 68,044,393
Blue Owl Capital, Inc., Class A .......... 292,136 3,403,384
FactSet Research Systems, Inc. ......... 169,116 67,756,325
Houlihan Lokey , Inc., Class A ........... 16,137 1,586,429
KKR & Co., Inc. .................... 700,362 39,220,272
Security
Shares
Shares Value
Capital Markets (continued)
LPL Financial Holdings, Inc. ............ 343,735 $ 74,738,301
MarketAxess Holdings, Inc. ............ 163,212 42,666,881
Morningstar, Inc. ................... 113,435 22,241,201
MSCI, Inc. ....................... 171,325 80,401,109
TPG, Inc., Class A .................. 81,650 2,389,079
Tradeweb Markets, Inc., Class A ......... 176,553 12,090,350
XP, Inc., Class A
(a)
.................. 120,980 2,838,191
571,304,838
Chemicals — 0.6%
Axalta Coating Systems Ltd.
(a)
.......... 103,871 3,408,008
FMC Corp. ....................... 81,664 8,520,822
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 620,283 1,153,726
PPG Industries, Inc. ................. 259,689 38,511,879
RPM International, Inc. ............... 106,585 9,563,872
Scotts Miracle- Gro Co. (The) ........... 183,331 11,493,020
72,651,327
Commercial Services & Supplies — 3.3%
Cintas Corp. ...................... 339,922 168,968,428
Copart , Inc.
(a)
..................... 1,891,026 172,480,482
MSA Safety, Inc. ................... 27,326 4,753,631
RB Global, Inc.
(b)
................... 612,231 36,733,860
Rollins, Inc. ....................... 974,027 41,717,576
Tetra Tech, Inc. .................... 42,079 6,890,015
431,543,992
Communications Equipment — 0.0%
Ubiquiti, Inc. ...................... 15,379 2,702,859
Construction & Engineering — 0.4%
EMCOR Group, Inc. ................. 71,887 13,283,280
Quanta Services, Inc.
(b)
............... 166,624 32,733,285
Valmont Industries, Inc. ............... 6,009 1,748,919
WillScot Mobile Mini Holdings Corp.
(a)
..... 217,476 10,393,178
58,158,662
Construction Materials — 0.4%
Eagle Materials, Inc.
(b)
................ 103,782 19,347,040
Vulcan Materials Co. ................ 128,524 28,974,451
48,321,491
Consumer Finance — 0.1%
SLM Corp. ....................... 416,815 6,802,421
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc., Class A .......... 157,187 3,429,820
BJ's Wholesale Club Holdings, Inc.
(a)
...... 203,946 12,850,638
Casey's General Stores, Inc. ........... 23,525 5,737,277
Performance Food Group Co.
(a)
......... 318,158 19,165,838
41,183,573
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ........... 585,245 2,200,521
Avery Dennison Corp. ................ 116,599 20,031,708
Graphic Packaging Holding Co. ......... 720,117 17,304,412
Sealed Air Corp. ................... 348,860 13,954,400
53,491,041
Distributors — 0.5%
Pool Corp.
(b)
...................... 167,414 62,719,981
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 31,232 2,887,398
Grand Canyon Education, Inc.
(a)
......... 36,980 3,816,706
H&R Block, Inc.
(b)
................... 432,239 13,775,457
Service Corp. International ............ 239,636 15,478,089
35,957,650

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc. ........... 514,181 $ 31,940,924
Electrical Equipment — 1.7%
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 1,226,600 10,781,814
Hubbell, Inc. ...................... 107,646 35,691,108
Rockwell Automation, Inc. ............. 506,487 166,862,142
Vertiv Holdings Co., Class A
(b)
.......... 103,529 2,564,413
215,899,477
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A ............. 1,292,909 109,832,620
CDW Corp. ....................... 561,188 102,977,998
Jabil, Inc.
(b)
....................... 357,844 38,622,103
Keysight Technologies, Inc.
(a)
........... 200,210 33,525,164
National Instruments Corp. ............ 451,768 25,931,483
Vontier Corp. ...................... 230,793 7,433,843
Zebra Technologies Corp., Class A
(a)(b)
..... 40,435 11,961,886
330,285,097
Energy Equipment & Services — 0.2%
Halliburton Co. .................... 796,859 26,288,378
Entertainment — 1.7%
Live Nation Entertainment, Inc.
(a)
........ 156,648 14,272,199
Playtika Holding Corp.
(a)
.............. 87,675 1,017,030
ROBLOX Corp., Class A
(a)(b)
............ 2,023,271 81,537,821
Roku, Inc., Class A
(a)(b)
............... 67,055 4,288,838
Spotify Technology SA
(a)
.............. 617,894 99,202,882
World Wrestling Entertainment, Inc., Class A 189,162 20,518,402
220,837,172
Financial Services — 3.5%
Apollo Global Management, Inc. ......... 2,299,723 176,641,724
Block, Inc., Class A
(a)(b)
............... 889,041 59,183,459
Equitable Holdings, Inc. .............. 1,574,975 42,776,321
Euronet Worldwide, Inc.
(a)(b)
............ 103,533 12,151,668
FleetCor Technologies, Inc.
(a)(b)
.......... 294,569 73,960,384
Jack Henry & Associates, Inc. .......... 101,943 17,058,122
Rocket Cos., Inc., Class A
(a)(b)
........... 196,576 1,761,321
Shift4 Payments, Inc., Class A
(a)(b)
........ 240,520 16,333,713
Toast, Inc., Class A
(a)(b)
............... 1,560,773 35,226,647
UWM Holdings Corp., Class A
(b)
......... 145,792 816,435
Western Union Co. (The) ............. 243,020 2,850,625
WEX, Inc.
(a)(b)
...................... 85,925 15,644,365
454,404,784
Food Products — 0.6%
Freshpet , Inc.
(a)(b)
................... 55,085 3,625,144
Lamb Weston Holdings, Inc. ........... 604,625 69,501,644
73,126,788
Ground Transportation — 1.7%
Avis Budget Group, Inc.
(a)
............. 30,852 7,054,927
JB Hunt Transport Services, Inc. ........ 71,156 12,881,371
Landstar System, Inc. ................ 125,554 24,174,167
Lyft, Inc., Class A
(a)
.................. 1,357,595 13,019,336
Old Dominion Freight Line, Inc.
(b)
........ 404,798 149,674,060
Saia, Inc.
(a)(b)
...................... 12,811 4,386,615
U-Haul Holding Co., NVS ............. 151,133 7,728,138
218,918,614
Health Care Equipment & Supplies — 7.3%
Align Technology, Inc.
(a)(b)
.............. 336,486 118,994,909
Dexcom , Inc.
(a)
.................... 1,704,908 219,097,727
IDEXX Laboratories, Inc.
(a)
............. 362,991 182,304,970
Inspire Medical Systems, Inc.
(a)
......... 126,666 41,120,850
Insulet Corp.
(a)
..................... 305,420 88,064,803
Masimo Corp.
(a)(b)
................... 209,317 34,443,112
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Novocure Ltd.
(a)(b)
................... 460,397 $ 19,106,476
Penumbra, Inc.
(a)(b)
.................. 159,804 54,982,164
ResMed , Inc. ..................... 639,942 139,827,327
Shockwave Medical, Inc.
(a)
............. 159,746 45,593,106
Tandem Diabetes Care, Inc.
(a)(b)
......... 38,164 936,545
944,471,989
Health Care Providers & Services — 2.3%
agilon health, Inc.
(a)(b)
................ 1,088,171 18,868,885
AmerisourceBergen Corp. ............. 712,471 137,100,794
Cardinal Health, Inc. ................. 582,124 55,051,467
Chemed Corp. ..................... 46,286 25,071,738
DaVita, Inc.
(a)(b)
.................... 238,235 23,935,470
Encompass Health Corp. ............. 29,459 1,994,669
Molina Healthcare, Inc.
(a)
.............. 138,495 41,720,234
303,743,257
Health Care Technology — 1.1%
(a)(b)
Certara , Inc. ...................... 189,657 3,453,654
Doximity , Inc., Class A ............... 208,101 7,079,596
Veeva Systems, Inc., Class A ........... 638,322 126,215,409
136,748,659
Hotels, Restaurants & Leisure — 5.6%
Caesars Entertainment, Inc.
(a)
.......... 371,933 18,957,425
Choice Hotels International, Inc.
(b)
........ 134,446 15,800,094
Churchill Downs, Inc. ................ 313,256 43,595,838
Darden Restaurants, Inc. ............. 248,429 41,507,517
Domino's Pizza, Inc. ................. 155,937 52,549,210
DoorDash , Inc., Class A
(a)
............. 1,041,174 79,566,517
DraftKings , Inc., Class A
(a)
............. 1,842,153 48,946,005
Expedia Group, Inc.
(a)(b)
............... 463,267 50,676,777
Hilton Worldwide Holdings, Inc. ......... 519,035 75,545,544
Norwegian Cruise Line Holdings Ltd.
(a)
..... 447,022 9,731,669
Planet Fitness, Inc., Class A
(a)
.......... 178,408 12,031,836
Royal Caribbean Cruises Ltd.
(a)(b)
........ 310,521 32,213,449
Texas Roadhouse, Inc. ............... 294,516 33,068,256
Travel + Leisure Co. ................. 147,525 5,951,158
Vail Resorts, Inc. ................... 17,384 4,376,596
Wendy's Co. (The) .................. 764,785 16,634,074
Wingstop , Inc. ..................... 132,082 26,437,533
Wyndham Hotels & Resorts, Inc. ........ 26,181 1,795,231
Wynn Resorts Ltd. .................. 27,810 2,937,014
Yum! Brands, Inc. .................. 1,085,148 150,347,255
722,668,998
Household Durables — 0.1%
NVR, Inc.
(a)
....................... 1,163 7,385,771
Tempur Sealy International, Inc. ......... 148,621 5,955,243
TopBuild Corp.
(a)
................... 9,043 2,405,619
15,746,633
Household Products — 1.4%
Church & Dwight Co., Inc. ............. 964,678 96,689,676
Clorox Co. (The) ................... 545,035 86,682,366
183,372,042
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ................... 1,798,366 37,280,127
Vistra Corp. ...................... 479,377 12,583,646
49,863,773
Insurance — 1.3%
Arch Capital Group Ltd.
(a)
............. 223,120 16,700,532
Arthur J Gallagher & Co. .............. 52,650 11,560,361
Brighthouse Financial, Inc.
(a)
........... 29,827 1,412,308
Brown & Brown, Inc. ................. 407,751 28,069,579

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd. ............... 25,083 $ 8,574,874
Kinsale Capital Group, Inc. ............ 96,150 35,979,330
Lincoln National Corp. ............... 68,948 1,776,101
Primerica, Inc. ..................... 103,304 20,429,399
RenaissanceRe Holdings Ltd. .......... 57,109 10,651,971
RLI Corp. ........................ 38,984 5,320,146
Ryan Specialty Holdings, Inc., Class A
(a)
... 409,951 18,402,700
Willis Towers Watson plc .............. 58,473 13,770,392
172,647,693
Interactive Media & Services — 1.0%
(a)
Match Group, Inc. .................. 1,106,675 46,314,349
Pinterest, Inc., Class A
(b)
.............. 2,614,459 71,479,309
ZoomInfo Technologies, Inc.
(b)
.......... 712,907 18,100,709
135,894,367
IT Services — 3.5%
(a)
Cloudflare , Inc., Class A
(b)
............. 1,267,462 82,853,991
EPAM Systems, Inc. ................. 245,011 55,066,222
Gartner, Inc. ...................... 338,312 118,514,077
Globant SA ....................... 181,621 32,640,926
GoDaddy , Inc., Class A ............... 411,773 30,936,506
MongoDB, Inc., Class A .............. 289,484 118,975,029
Okta , Inc., Class A
(b)
................. 42,177 2,924,975
Twilio , Inc., Class A
(b)
................ 122,571 7,797,967
VeriSign, Inc. ..................... 21,051 4,756,894
454,466,587
Leisure Products — 0.2%
Brunswick Corp. ................... 24,896 2,156,989
Peloton Interactive, Inc., Class A
(a)(b)
...... 1,352,537 10,401,010
Polaris, Inc.
(b)
..................... 20,807 2,516,190
YETI Holdings, Inc.
(a)(b)
............... 383,577 14,898,131
29,972,320
Life Sciences Tools & Services — 6.4%
10X Genomics, Inc., Class A
(a)
.......... 402,815 22,493,190
Agilent Technologies, Inc. ............. 1,058,344 127,265,866
Bio- Techne Corp.
(b)
.................. 646,568 52,779,346
Bruker Corp. ...................... 467,810 34,580,515
ICON plc
(a)
....................... 53,295 13,334,409
Illumina, Inc.
(a)
..................... 207,682 38,938,298
IQVIA Holdings, Inc.
(a)(b)
............... 753,337 169,327,557
Maravai LifeSciences Holdings, Inc., Class A
(a)
279,077 3,468,927
Medpace Holdings, Inc.
(a)
............. 102,789 24,686,834
Mettler -Toledo International, Inc.
(a)
....... 95,995 125,910,882
Repligen Corp.
(a)(b)
.................. 108,526 15,352,088
Sotera Health Co.
(a)(b)
................ 304,577 5,738,231
Waters Corp.
(a)
.................... 258,066 68,784,912
West Pharmaceutical Services, Inc. ...... 326,164 124,747,945
827,409,000
Machinery — 1.3%
Allison Transmission Holdings, Inc. ....... 38,670 2,183,308
Donaldson Co., Inc. ................. 222,533 13,910,538
Graco , Inc. ....................... 301,416 26,027,272
IDEX Corp. ....................... 26,878 5,785,758
Lincoln Electric Holdings, Inc. .......... 229,907 45,666,427
Otis Worldwide Corp. ................ 107,082 9,531,369
Toro Co. (The) ..................... 458,574 46,614,047
Xylem, Inc. ....................... 125,004 14,077,951
163,796,670
Media — 1.3%
Cable One, Inc. .................... 1,773 1,165,003
Liberty Broadband Corp., Class A
(a)
....... 14,961 1,192,841
Liberty Broadband Corp., Class C, NVS
(a)
.. 105,801 8,475,718
Security
Shares
Shares Value
Media (continued)
Nexstar Media Group, Inc. ............. 51,499 $ 8,577,158
Trade Desk, Inc. (The), Class A
(a)
........ 1,942,451 149,996,066
169,406,786
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp. .............. 496,841 5,763,356
APA Corp. ....................... 1,211,293 41,389,882
Cheniere Energy, Inc. ................ 1,068,901 162,857,756
Hess Corp. ....................... 683,577 92,932,293
New Fortress Energy, Inc., Class A ....... 284,154 7,609,644
ONEOK, Inc. ...................... 107,920 6,660,823
Ovintiv , Inc. ....................... 475,191 18,090,521
Targa Resources Corp. ............... 985,343 74,984,602
Texas Pacific Land Corp. .............. 25,471 33,532,572
443,821,449
Passenger Airlines — 0.2%
(a)
American Airlines Group, Inc.
(b)
.......... 1,065,202 19,109,724
Delta Air Lines, Inc. ................. 143,662 6,829,691
25,939,415
Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc
(a)
............ 139,757 17,325,675
Professional Services — 5.7%
Booz Allen Hamilton Holding Corp. ....... 573,036 63,950,818
Broadridge Financial Solutions, Inc. ...... 431,810 71,520,690
Ceridian HCM Holding, Inc.
(a)(b)
.......... 55,658 3,727,416
CoStar Group, Inc.
(a)
................. 766,221 68,193,669
Equifax, Inc.
(b)
..................... 371,664 87,452,539
FTI Consulting, Inc.
(a)(b)
............... 27,011 5,137,492
Genpact Ltd. ...................... 195,880 7,359,212
KBR, Inc. ........................ 218,026 14,184,772
Paychex, Inc. ..................... 1,420,438 158,904,399
Paycom Software, Inc.
(b)
.............. 227,596 73,112,939
Paycor HCM, Inc.
(a)
................. 111,034 2,628,175
Paylocity Holding Corp.
(a)(b)
............ 185,029 34,143,401
Verisk Analytics, Inc. ................. 628,958 142,163,377
732,478,899
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc. ......... 256,866 17,181,767
Sun Communities, Inc. ............... 118,584 15,470,469
UDR, Inc. ........................ 80,643 3,464,423
36,116,659
Retail REITs — 0.3%
Simon Property Group, Inc. ............ 311,816 36,008,512
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems , Inc.
(a)(b)
.......... 293,321 13,240,510
Enphase Energy, Inc.
(a)(b)
.............. 586,475 98,222,833
Entegris , Inc.
(b)
.................... 34,070 3,775,637
Lattice Semiconductor Corp.
(a)
.......... 600,188 57,660,061
Microchip Technology, Inc. ............. 1,690,489 151,450,910
Monolithic Power Systems, Inc. ......... 199,965 108,027,092
Teradyne, Inc.
(b)
.................... 572,136 63,695,901
Universal Display Corp. .............. 93,563 13,485,235
509,558,179
Software — 11.0%
Alteryx , Inc., Class A
(a)(b)
.............. 268,682 12,198,163
ANSYS, Inc.
(a)
..................... 315,572 104,223,964
AppLovin Corp., Class A
(a)(b)
............ 256,881 6,609,548
Bentley Systems, Inc., Class B
(b)
......... 784,819 42,560,734
Confluent, Inc., Class A
(a)(b)
............ 815,829 28,806,922
Crowdstrike Holdings, Inc., Class A
(a)
...... 927,891 136,279,351
Datadog , Inc., Class A
(a)(b)
............. 1,203,635 118,413,611

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
DocuSign, Inc.
(a)(b)
.................. 891,254 $ 45,534,167
DoubleVerify Holdings, Inc.
(a)(b)
.......... 496,700 19,331,564
Dropbox, Inc., Class A
(a)(b)
............. 1,026,139 27,367,127
Dynatrace , Inc.
(a)(b)
.................. 962,972 49,564,169
Elastic NV
(a)
...................... 341,237 21,880,116
Fair Isaac Corp.
(a)
................... 106,787 86,413,108
Five9, Inc.
(a)
...................... 313,587 25,855,248
Gen Digital, Inc. .................... 379,272 7,035,496
Gitlab , Inc., Class A
(a)
................ 214,416 10,958,802
HashiCorp , Inc., Class A
(a)(b)
............ 278,655 7,295,188
HubSpot , Inc.
(a)(b)
................... 201,263 107,090,030
Informatica , Inc., Class A
(a)(b)
........... 20,900 386,650
Manhattan Associates, Inc.
(a)
........... 271,526 54,272,617
nCino , Inc.
(a)(b)
..................... 27,242 820,529
New Relic, Inc.
(a)
................... 243,760 15,951,654
Nutanix , Inc., Class A
(a)
............... 244,944 6,870,679
Palantir Technologies, Inc., Class A
(a)(b)
.... 8,256,441 126,571,241
Pegasystems , Inc. .................. 183,932 9,067,848
Procore Technologies, Inc.
(a)(b)
.......... 346,348 22,536,864
PTC, Inc.
(a)
....................... 250,572 35,656,396
RingCentral, Inc., Class A
(a)
............ 378,231 12,379,501
SentinelOne , Inc., Class A
(a)
............ 110,670 1,671,117
Smartsheet , Inc., Class A
(a)
............ 553,752 21,186,551
Splunk , Inc.
(a)
..................... 709,302 75,249,849
Teradata Corp.
(a)
................... 448,672 23,963,572
Tyler Technologies, Inc.
(a)(b)
............ 138,664 57,749,396
UiPath , Inc., Class A
(a)(b)
.............. 1,264,272 20,948,987
Unity Software, Inc.
(a)(b)
............... 500,295 21,722,809
Zscaler , Inc.
(a)(b)
.................... 384,577 56,263,615
1,420,687,183
Specialized REITs — 0.6%
Extra Space Storage, Inc. ............. 33,893 5,044,973
Iron Mountain, Inc. .................. 631,736 35,895,240
Lamar Advertising Co., Class A ......... 295,346 29,313,090
SBA Communications Corp. ........... 47,605 11,032,935
81,286,238
Specialty Retail — 4.4%
Best Buy Co., Inc. .................. 117,143 9,599,869
Burlington Stores, Inc.
(a)(b)
............. 284,687 44,806,887
CarMax, Inc.
(a)(b)
.................... 38,830 3,250,071
Dick's Sporting Goods, Inc. ............ 19,522 2,580,613
Five Below, Inc.
(a)(b)
.................. 241,392 47,443,184
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 458,516 47,667,323
Murphy USA, Inc. .................. 82,535 25,677,464
RH
(a)(b)
.......................... 11,712 3,860,158
Ross Stores, Inc. ................... 1,381,192 154,873,059
Tractor Supply Co. .................. 482,684 106,721,432
Ulta Beauty, Inc.
(a)
.................. 220,457 103,745,962
Valvoline, Inc.
(b)
.................... 197,276 7,399,823
Victoria's Secret & Co.
(a)(b)
............. 153,024 2,667,208
Wayfair, Inc., Class A
(a)(b)
.............. 126,324 8,212,323
Williams-Sonoma, Inc.
(b)
.............. 36,882 4,615,414
573,120,790
Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc. ......................... 778,077 23,894,745
NetApp, Inc. ...................... 375,309 28,673,607
Pure Storage, Inc., Class A
(a)
........... 968,949 35,676,702
88,245,054
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(a)
...................... 268,131 30,148,650
Deckers Outdoor Corp.
(a)
.............. 115,478 60,933,121
Skechers USA, Inc., Class A
(a)
.......... 42,802 2,253,953
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ...................... 66,270 $ 2,836,356
96,172,080
Trading Companies & Distributors — 2.5%
Fastenal Co. ...................... 1,885,145 111,204,704
Ferguson plc ...................... 48,918 7,695,291
SiteOne Landscape Supply, Inc.
(a)(b)
....... 62,803 10,510,710
United Rentals, Inc.
(b)
................ 62,055 27,637,435
Watsco , Inc.
(b)
..................... 36,610 13,965,617
WW Grainger, Inc. .................. 196,760 155,162,968
326,176,725
Total Long-Term Investments — 99.8%
(Cost: $11,655,062,718) ........................... 12,941,999,921
Short-Term Securities
Money Market Funds — 6.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 799,943,138 800,103,126
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 21,643,714 21,643,714
Total Short-Term Securities — 6.3%
(Cost: $821,364,780) ............................. 821,746,840
Total Investments — 106.1%
(Cost: $12,476,427,498 ) ........................... 13,763,746,761
Liabilities in Excess of Other Assets — (6.1)% ............ (796,974,681)
Net Assets — 100.0% ..............................
$ 12,966,772,080
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 931,722,406 $ — $ (131,526,592)
(a)
$ (11,221) $ (81,467) $ 800,103,126 799,943,138 $ 1,236,471
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 22,661,607 — (1,017,893)
(a)
— — 21,643,714 21,643,714 181,885 —
$ (11,221) $ (81,467) $ 821,746,840 $ 1,418,356 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ-100 E-Mini Index ................................................... 31 09/15/23 $ 9,509 $ 406,176
Russell 2000 E-Mini Index .................................................... 145 09/15/23 13,802 501,497
$ 907,673

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,941,999,921 $ — $ — $ 12,941,999,921
Short-Term Securities
Money Market Funds ...................................... 821,746,840 — — 821,746,840
$ 13,763,746,761 $ — $ — $ 13,763,746,761
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 907,673 $ — $ — $ 907,673
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust